Income Taxes - Income Taxes (Details 2) (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State tax	6.50%	6.50%
Non-deductible change in fair value of warrant liabilities	(22.10%)	(41.00%)
Non-deductible meals and tax penalties	(0.20%)	(12.30%)
Change in valuation allowance	(6.60%)	(87.10%)
Income tax expense	(1.49%)	(112.90%)